Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property, Plant and Equipment

NOTE 15   PROPERTY, PLANT AND EQUIPMENT

The majority of our tangible assets are the buildings, machinery and equipment used to produce or distribute our products and render our services.

Accounting Policies, Estimates and Judgments

Owned Property, Plant and Equipment

Property, plant and equipment are carried at cost less accumulated depreciation and any recognized impairment loss.

Cost includes all expenditures directly attributable to bringing the asset to the location and installing it in working condition for its intended use, including:

  additions to, and betterments and renewals of, existing assets;
  borrowing costs incurred during construction using a capitalization rate based on the weighted average interest rate of our outstanding debt; and
  a reduction for income derived from the asset during construction.

Each component of an item of property, plant and equipment with a cost that is significant in relation to the item’s total cost is depreciated separately. When the cost of replacing part of an item of property, plant and equipment is capitalized, the carrying amount of the replaced part is derecognized. The cost of major inspections and overhauls is capitalized and depreciated over the period until the next major inspection or overhaul. Maintenance and repair expenditures that do not improve or extend productive life are expensed in the period incurred.

Environmental costs related to current operations are also capitalized if:

  property life is extended,
  capacity is increased,
  contamination from future operations is mitigated or prevented, or the expenditure is related to legal or constructive asset retirement obligations.

Judgment involves determining:

  costs, including income or expenses derived from an asset under construction, that are eligible for capitalization;
  timing to cease cost capitalization, generally when the asset is capable of operating in the manner intended by management, but also considering the circumstances and the industry in which the asset is to be operated, normally predetermined by management with reference to such factors as productive capacity;
  the appropriate level of componentization (for individual components for which different depreciation methods or rates are appropriate);
  repairs and maintenance that qualify as major inspections and overhauls; and
  useful life over which such costs should be depreciated.

Certain property, plant and equipment directly related to the Potash, Nitrogen and Phosphate segments are depreciated using the units-of-production method based on the shorter of estimates of reserves or service lives. Pre-stripping costs are depreciated on a units-of-production basis over the ore mined from the mineable acreage stripped. Land is not depreciated. The remaining assets are depreciated on a straight-line basis.

Estimated useful lives, expected patterns of consumption, depreciation method and residual values are reviewed at least annually with the effect of any changes in estimate being accounted for on a prospective basis.

Uncertainties are inherent in estimating reserve quantities, particularly as they relate to assumptions regarding future prices, the geology of our mines, the mining methods used, and the related costs incurred to develop and mine reserves. Changes in these assumptions could result in material adjustments to reserve estimates, which could result in impairments or changes to depreciation expense in future periods.

Leased Property, Plant and Equipment

A contract is a lease or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Leases are recognized as right-of-use (“ROU”) assets and corresponding liabilities at the date at which a leased asset is available for use. Lease payments are allocated between finance costs, calculated using the effective interest method, and a reduction of the liability. ROU assets are depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis.

Our major categories of assets leased are:

  railcars and marine vessels used to transport product to customers;
  real estate used as office space, storage and distribution; and
  mobile equipment primarily used to deliver and apply product and to meet with customers.

Railcars are utilized in North America and include general service and high-pressure tank cars and general-purpose hopper cars. Railcars are sourced from multiple suppliers and terms vary by lease agreement. For railcars required in our operations, we have a history of renegotiating new leases at termination of existing leases. Marine vessels include ocean-going vessels used to transport ammonia from our nitrogen facilities in Trinidad to our customers. We lease real estate across our operations consisting of office space and product storage and distribution sites. Real estate leases have varying terms by location and use of the property, and are normally renewable at market rates. Most storage and distribution leases do not convey a right to use a specific identified space and accordingly these are not classified as leases under IFRS 16 and are expensed as incurred. Our Retail segment leases a fleet of motor vehicles and product application equipment and other transportation equipment. Motor vehicle leases primarily have a 50-month initial term and are renewable annually thereafter. We expect to renew all our Retail motor vehicle leases for substantially all of the useful life of the equipment.

We seek to maximize operational flexibility in managing our leasing activities by including extension options when negotiating new leases. Extension options are exercisable at our option and not by the lessors. In determining if a renewal period should be included in the lease term, we consider all relevant factors that create an economic incentive for us to exercise a renewal, including the location of the asset, the availability of suitable alternatives, the significance of the asset to operations, and our business strategy.

Lease agreements do not contain significant covenants; however, leased assets may be used as security for lease liabilities and other borrowings.

ROU assets are measured at cost, less any impairments, including:

  the initial measurement of lease liability (see Note 21);
  any lease payments made at or before the commencement date less any lease incentives received;
  any initial direct costs; and
  an estimate of costs, if any, to be incurred by us in restoring the underlying asset to the condition required by the terms and conditions of the lease.

Liabilities arising from a lease are initially measured as the net present value of the future lease payments, including:

  fixed payments (including in-substance fixed payments), less any lease incentives;
  variable lease payments that are based on an index or a rate;
  amounts expected to be payable under residual value guarantees;
  the exercise price of a purchase option if we are reasonably certain to exercise that option; and
  payments of penalties for terminating the lease, if the lease term reflects us exercising that option.

In recording ROU assets and related liabilities at inception of a lease, lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, an incremental borrowing rate is used, being a rate that we would have to pay to borrow the funds required to obtain a similar asset, adjusted for term, security, asset value and the borrower’s economic environment.

The carrying amount of ROU assets and lease liabilities is remeasured if there is a modification of the lease, a change in the lease term, a change in the in-substance fixed lease payments, a change in the expected amount under a residual value guarantee or a change in the assessment to exercise a purchase, extension or termination option.

Payments for short-term leases and leases of low-value assets are expensed on a straight-line basis. Short-term leases are leases with a lease term of 12 months or less that do not contain a purchase option. Low-value assets generally comprise IT equipment and office furniture.

Judgment is required to determine whether a contract or arrangement includes a lease and if it is reasonably certain that an extension option will be exercised.

Estimation is used to determine the useful lives of ROU assets, the lease term and the appropriate discount rate applied to the lease payments to calculate the lease liability.

Refer to Note 31 for impacts of the adoption of IFRS 16.

Accounting policies, estimates and judgments related to impairment of long-lived assets are described in Note 31.

Supporting Information

			Machinery	Mine
	Land and	Buildings and	and	Development	Assets Under
Improvements		Improvements	Equipment	Costs	Construction	Total
Useful life range (years)	3 – 80	1 – 60	1 – 80	n/a	n/a
Carrying amount – December 31, 2018	1,018	6,044	9,882	709	1,143	18,796
ROU assets recognized on adoption of IFRS 16	48	307	704	-	-	1,059
Acquisitions (Note 4)	17	136	61	-	37	251
Additions	14	30	225	-	1,487	1,756
Additions – ROU	-	22	177	-	-	199
Disposals	(3)	(5)	(84)	-	-	(92)
Transfers	108	145	932	110	(1,295)	-
Foreign currency translation and other	(4)	(37)	(14)	5	6	(44)
Depreciation	(36)	(187)	(1,004)	(77)	-	(1,304)
Depreciation – ROU	(2)	(46)	(186)	-	-	(234)
Impairment	-	-	(52)	-	-	(52)
Carrying amount – December 31, 2019	1,160	6,409	10,641	747	1,378	20,335
Balance – December 31, 2019 comprised of:
Cost	1,474	8,207	18,548	2,068	1,378	31,675
Accumulated depreciation and
impairments	(314)	(1,798)	(7,907)	(1,321)	-	(11,340)
Carrying amount – December 31, 2019	1,160	6,409	10,641	747	1,378	20,335
Balance – December 31, 2019 comprised of:
Owned property, plant and equipment	1,117	6,065	9,973	747	1,378	19,280
ROU assets	43	344	668	-	-	1,055
Carrying amount – December 31, 2019	1,160	6,409	10,641	747	1,378	20,335
Carrying amount – December 31, 2017	612	4,184	6,744	979	452	12,971
Merger impact (Note 4)	396	2,695	4,042	-	326	7,459
Other acquisitions	10	31	66	-	-	107
Additions	41	61	327	42	975	1,446
Disposals	(3)	(14)	(30)	-	-	(47)
Transfers	10	30	538	18	(596)	-
Foreign currency translation and other	(9)	28	(21)	10	(14)	(6)
Depreciation	(33)	(195)	(1,032)	(65)	-	(1,325)
Impairment	(6)	(776)	(752)	(275)	-	(1,809)
Carrying amount – December 31, 2018	1,018	6,044	9,882	709	1,143	18,796
Balance – December 31, 2018 comprised of:
Cost	1,294	7,617	16,806	1,954	1,143	28,814
Accumulated depreciation and
impairments	(276)	(1,573)	(6,924)	(1,245)	-	(10,018)
Carrying amount – December 31, 2018	1,018	6,044	9,882	709	1,143	18,796

Depreciation of property, plant and equipment was included in the following:

	2019	2018
Freight, transportation and distribution	137	15
Cost of goods sold	1,008	1,016
Selling expenses	344	259
General and administrative expenses	40	35
	1,529	1,325
Depreciation recorded in inventory	161	108
	1,690	1,433

After a strategic portfolio review was completed in 2018, we determined the New Brunswick Potash operations would no longer be part of our medium-term or long-term strategic plans. The decision was considered a significant change in the expected manner of use and the related assets were moved from the Potash cash-generating unit (“CGU”) to the New Brunswick CGU, which was then assessed for impairment. The estimated recoverable amount of the New Brunswick CGU, based on fair value less costs of disposal (“FVLCD”), was $50 resulting in an impairment loss of $1,809 ($1,320 net of tax) being recorded in the Potash segment. The estimated recoverable amount was determined to be the salvage value of the assets based on the estimated fair market value of similar used assets and past experience, a Level 3 fair value measurement. There were no reversals of impairment in 2019 or 2018.